Stock-based Compensation Plans - Schedule of Additional Stock Option Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stock options exercised:
Cash received for exercise price	$ 12	$ 40
Intrinsic value realized by employees	3	15
Fair value of options that vested	2	2
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense recognized	$ 2	$ 3